Trade and other payables (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Trade and other payables
Trade payables	$ 1,349,552	$ 3,240,658
Accrued liabilities	1,958,384	954,371
Trade and other payables	$ 3,307,936	$ 4,195,029